Contingent Liabilities and Commitments - Summary of Acceptances and Guarantees by Industry (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 10,857,522	₩ 8,644,782
Unconfirmed guarantees	4,086,860	4,571,270
Total	₩ 14,944,382	₩ 13,216,052
Proportion (%)	100.00%	100.00%
Financial institutions
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 1,263,253	₩ 462,657
Unconfirmed guarantees	591	2,012
Total	₩ 1,263,844	₩ 464,669
Proportion (%)	8.46%	3.52%
Manufacturing
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 5,527,285	₩ 3,851,832
Unconfirmed guarantees	3,109,100	3,589,948
Total	₩ 8,636,385	₩ 7,441,780
Proportion (%)	57.79%	56.31%
Service
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 788,908	₩ 751,846
Unconfirmed guarantees	102,028	31,465
Total	₩ 890,936	₩ 783,311
Proportion (%)	5.96%	5.93%
Wholesale & Retail
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 2,297,162	₩ 2,181,469
Unconfirmed guarantees	614,053	658,875
Total	₩ 2,911,215	₩ 2,840,344
Proportion (%)	19.48%	21.49%
Construction
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 363,517	₩ 420,937
Unconfirmed guarantees	116,950	47,465
Total	₩ 480,467	₩ 468,402
Proportion (%)	3.22%	3.54%
Public sector
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 31,732	₩ 32,635
Unconfirmed guarantees	62,440	81,607
Total	₩ 94,172	₩ 114,242
Proportion (%)	0.63%	0.86%
Others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 585,665	₩ 943,406
Unconfirmed guarantees	81,698	159,898
Total	₩ 667,363	₩ 1,103,304
Proportion (%)	4.46%	8.35%